Acquisitions and Disposals of Subsidiaries - Summary of Impact of Acquisitions and Disposals on Consolidated Statements (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
Non-current liabilities
Trade and other payables		$ (1,008)	$ (1,522)
Current liabilities
Consideration paid/(received)	$ 10,838
Acquisitions [member]
Non-current assets
Property, plant and equipment		2	149
Intangible assets		0	162
Investments in associates		0	(7)
Current assets
Inventories		0	33
Trade and other receivables		1	9
Cash and cash equivalents		5	5
Non-current liabilities
Interest-bearing loans and borrowings		0	(74)
Trade and other payables		0	(34)
Deferred tax liabilities		0	(6)
Current liabilities
Interest-bearing loans and borrowings		0	(4)
Trade and other payables		(5)	(59)
Net identifiable assets and liabilities		3	174
Non-controlling interest			0
Goodwill on acquisitions and goodwill disposed of		0	185
Consideration to be (paid)/received		0	(14)
Net cash paid/(received) on prior years acquisitions/(disposals)		453	170
Consideration paid/(received)		456	515
Cash (acquired)/disposed of		(5)	(5)
Net cash outflow / (inflow)		451	510
Disposals [member]
Non-current assets
Property, plant and equipment		(5)	0
Intangible assets			0
Current assets
Inventories		(7)	0
Trade and other receivables		(6)	0
Cash and cash equivalents		(5)
Non-current liabilities
Deferred tax liabilities			0
Current liabilities
Trade and other payables		10	0
Net identifiable assets and liabilities		(13)	0
Non-controlling interest			0
Goodwill on acquisitions and goodwill disposed of			0
Loss/(gain) on disposal		1	0
Net cash paid/(received) on prior years acquisitions/(disposals)			0
Consideration paid/(received)		(12)	0
Cash (acquired)/disposed of		5	0
Net cash outflow / (inflow)		$ (7)	$ 0